Contractual Obligations	3 Months Ended
Mar. 31, 2013
Leases [Abstract]
Contractual Obligations

Note 18 — Contractual Obligations

The Company leases office and manufacturing space under operating leases that expire on September 30, 2013. The Company’s total contractual payment obligations for operating leases as of March 31, 2013 total $30,444 and are due in calendar year 2013.